Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	£ 1,292	£ 1,584
Customer redress
Disclosure of other provisions [line items]
Provisions	204	295
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	95	99
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	241	397
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	474	504
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 278	£ 289